Document And Entity Information	May 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2023
Entity Registrant Name	Intapp, Inc.
Entity Central Index Key	0001565687
Entity Emerging Growth Company	true
Securities Act File Number	001-40550
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-1467620
Entity Address, Address Line One	3101 Park Blvd
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	852-0400
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	INTA
Security Exchange Name	NASDAQ